Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in other provisions
Beginning balance	€ 2,246	€ 2,548
Exchange movements	(31)	(52)
Disposal of subsidiaries		(590)
Amounts capitalised in the year	146	185
Amounts charged to the income statement	1,142	689
Utilised in the year - payments	(532)	(407)
Amounts released to the income statement	(186)	(162)
Transfer to liabilities held for sale	350
Other	13	35
Ending balance	2,448	2,246
Asset retirement obligations
Reconciliation of changes in other provisions
Beginning balance	1,030	1,470
Exchange movements	(7)	(22)
Disposal of subsidiaries		(578)
Amounts capitalised in the year	146	185
Utilised in the year - payments	(54)	(59)
Amounts released to the income statement	(5)	(1)
Transfer to liabilities held for sale	177
Other		35
Ending balance	933	1,030
Legal and regulatory
Reconciliation of changes in other provisions
Beginning balance	430	449
Exchange movements	(24)	(28)
Disposal of subsidiaries		(8)
Amounts charged to the income statement	162	138
Utilised in the year - payments	(72)	(44)
Amounts released to the income statement	(131)	(77)
Transfer to liabilities held for sale	96
Ending balance	269	430
Restructuring provision
Reconciliation of changes in other provisions
Beginning balance	508	302
Exchange movements	3
Disposal of subsidiaries		(2)
Amounts charged to the income statement	774	425
Utilised in the year - payments	(290)	(181)
Amounts released to the income statement	(7)	(36)
Transfer to liabilities held for sale	46
Ending balance	942	508
Other
Reconciliation of changes in other provisions
Beginning balance	278	327
Exchange movements	(3)	(2)
Disposal of subsidiaries		(2)
Amounts charged to the income statement	206	126
Utilised in the year - payments	(116)	(123)
Amounts released to the income statement	(43)	(48)
Transfer to liabilities held for sale	31
Other	13
Ending balance	€ 304	€ 278